Schedule of Lease Payments from Customers (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Equipment On Lease Net
Equipment on lease payments	$ 70	$ 292	$ 70	$ 762	$ 1,054	$ 1,676